Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focused StarALPHA Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment goal of the Focused StarALPHA Portfolio (the "Portfolio" ) is total return.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the
Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the
"Shareholder Account Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of Shares" section
		on page B-66 of the Portfolio's statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio
		turnover rate was 297% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	297.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's principal investment strategy is "focused." A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.
A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Adviser to the Focused StarALPHA Portfolio will generally invest in up to 10 securities and this Portfolio will generally hold
30 to 50 securities depending on the number of advisers that it employs.
Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new Adviser is selected to manage the Portfolio or a portion of a Portfolio's assets. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities selected on the basis of company fundamentals, without regard to investment style or market capitalization. While the Advisers will invest in companies primarily selected on the basis of company fundamentals, they may also consider macroeconomic and other factors.

The Focused StarALPHA Portfolio's portfolio managers seek to provide risk-adjusted excess returns ("alpha") over the Portfolio's benchmark index, the S&P 500 Index.
The S&P 500 Index is the Standard & Poor's Composite Stock Price Index, a widely recognized unmanaged index of common stock prices.

The Focused StarALPHA Portfolio is managed by three to five Advisers, with each
Adviser generally investing in up to 10 securities, without regard to investment style or market capitalization. The Focused StarALPHA Portfolio currently has four Advisers and will generally hold up to a total of 40 securities. In the future, SunAmerica may, in its sole discretion, determine to decrease the number of advisers for the Portfolio to a minimum of three. For example, in the event
SunAmerica terminates an adviser, it may opt not to replace the Adviser. In addition to the factors normally considered by SunAmerica in selecting subadvisers, Advisers for the StarALPHA Portfolio are selected based on the following criteria:

  o   Expertise. The Adviser has investment management expertise in a broad and varied range of equity asset classes. Such capability is expected to add investment value for the Portfolio by providing greater diversity of risk and non-correlated sources of returns.

  o   Lack of Stock Selection Bias. The Adviser has a flexible investment management infrastructure and experience that allows it to meet the
      Portfolio's wide-ranging mandate without imposing selection-biases and has demonstrated the ability to implement that approach effectively.

The principal investment strategies and principal investment techniques of the
		Portfolio may be changed without shareholder approval.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" securities may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual securities selected for the Portfolio may underperform the market generally.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

IPOs. The Portfolio may invest in securities purchased in initial public offerings ("IPOs"). While the Portfolio's investments in IPOs are based, as are its other investments, on solid company fundamentals, investments in IPOs can be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic reasons. Additionally, investments in IPOs may magnify the Portfolio's performance if it has a small asset base.
The Portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the Portfolio will be able to obtain proportionately larger IPO allocations.

Small- and Mid-Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading.As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During
		periods of increased market volatility, active trading may be more pronounced.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
		www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FOCUSED STARALPHA PORTFOLIO (Class A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the 4-year period shown in the Bar Chart, the highest return for a quarter was 21.84% (quarter ended June 30, 2009) and the lowest return for
		a quarter was -25.73% (quarter ended December 31, 2008).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes
		will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2007
Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	740
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,086
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	740
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,086
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
Annual Return 2008	rr_AnnualReturn2008	(42.42%)
Annual Return 2009	rr_AnnualReturn2009	26.82%
Annual Return 2010	rr_AnnualReturn2010	7.04%
Annual Return 2011	rr_AnnualReturn2011	(9.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.73%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.03%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2007
Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2007
Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2007
Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[2]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	3.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.37%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.28%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2007

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	"Other Expenses" include "acquired fund fees and expenses."
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% and 2.37% for Class A and Class B, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[5]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.